Trade receivables - Schedule of Allowance for Credit Losses (Details) - Trade receivables - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Individual loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	SFr 2.0	SFr 1.8
Addition	6.3	1.5
Release	(0.0)	(1.3)
Exchange differences	(0.1)	0.0
Ending balance	8.2	2.0
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0.6	0.1
Change	0.3	0.5
Ending balance	SFr 0.9	SFr 0.6